Provision for legal and administrative proceedings (Details Narrative) R$ in Thousands		12 Months Ended
	Jun. 19, 2020 BRL (R$)	Dec. 31, 2025 BRL (R$) Number	Dec. 31, 2024 BRL (R$) Number	Apr. 30, 2025 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 26,722,972	R$ 24,528,974
Provision amounts		1,559,687	1,564,293		R$ 1,410,299	R$ 1,112,153
TIM S.A [Member]
IfrsStatementLineItems [Line Items]
Allocating acquisition price		70,953	70,953
Consumer Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		133,178	148,429
Civil Proceedings PROCON [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		119,954	321,156
Civil Action [Member]
IfrsStatementLineItems [Line Items]
Provision amount				R$ 169,000
Current accrued expenses and other current liabilities				50,000
Inflation adjustments				R$ 119,000
Civil Proceedings Former Trade Partners [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		41,146	51,519
Civil Proceedings Others [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		50,496	21,019
Civil Proceedings Social Environmental And Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		47,564	1,574
Anatel [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		74,388	51,914
Labor And Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 161,133	R$ 184,343
Number of labour claims | Number		1,347	1,545
Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 35,783	R$ 24,755
Number of labour claims | Number		27	24
Federal Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Percentage of provision		11.00%
Provision amounts		R$ 22,184	R$ 25,945
Provision amounts			47,232
Federal Taxes 2 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		19,313	18,142
Federal Taxes 3 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		75,769	71,450
Federal Taxes 4 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		71,815	65,772
Federal Taxes 5 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		22,389	21,137
Federal Taxes 6 [Member]
IfrsStatementLineItems [Line Items]
Provision amounts			81,113
State Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision amounts		56,412	27,865
Revenue from rendering of telecommunication services		107,350	100,133
Claims and legal proccedings for goods receipts and shipments		7,393	50,192
Gratuitous loan		36,075	48,751
Credits related to tax replacement operations		118,327	10,461
Restated amounts		16,181	15,005
Subscription fees		9,214	24,316
Provision on charge of special credit amounts		5,009	5,288
Regulatory Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 249,373,000	313,115,000
Civil Contingent Liability [Member] | Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Nominal amount	R$ 639,000
Description of additional commitment		additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30,000 inhabitants thus reaching more than 3.4 million people.
Social Security [Member]
IfrsStatementLineItems [Line Items]
Payment of social security contributions		R$ 67,492	110,426
Tax adjustment amount		16,635,711	15,041,050
Labor Contingent Liability 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 406,884	R$ 267,860
Number of labour claims | Number		2,142	2,018
Federal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 4,991,390	R$ 5,084,626
Federal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,225,208	1,836,078
Estimated value		610,000
Federal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,825,929	1,599,761
Federal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		289,676	259,073
Federal Taxes Tim 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities			81,398
Federal Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		232,657	289,098
Federal Taxes Tim 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		351,801	331,962
Federal Taxes Tim 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		349,532	310,737
Federal Taxes Tim 8 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		355,624
State Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		12,960,732	11,106,211
State Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Discount offered		1,534,669	1,422,103
State Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Employee benefits		536,534	490,283
State Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		715,792	830,234
State Taxes Tim 4 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		4,872,070	4,511,091
State Taxes Tim 5 [Member]
IfrsStatementLineItems [Line Items]
Acquisition of electricity		83,607	77,999
State Taxes Tim 6 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,258,266	1,122,373
State Taxes Tim 7 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		2,248,803	1,041,955
Estimated financial effect of contingent liabilities		1,104,397
State Taxes Tim 8 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		237,426	165,459
State Taxes Tim 9 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		261,438	241,433
Municipal Taxes Tim [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,988,271	1,876,629
Municipal Taxes Tim 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		1,673,534	1,558,393
Municipal Taxes Tim 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		106,438	98,781
Municipal Taxes Tim 3 [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		154,989	170,074
Regulatory Taxes TIM [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		R$ 4,509,635	R$ 4,171,941